Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Debt Issuance Costs, Net		$ 207
Issuance of stock and convertible preferred stock series C warrant liability		1,154
Issuance of convertible redeemable preferred stock warrant liability issuance costs		$ 899
Shares Issued, Price Per Share	$ 0.0629
Issuance of stock issuance of ordinary shares for incentive shares	$ 14,381
Issuance costs	10,339
Issuance costs	1,873
Issuance of series D preferred stock through conversion of Series D-2 SAFEs, net of issuance costs	$ 584